Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	VERSUS SYSTEMS INC.
Trading Symbol	VS
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,554,255
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F (this “Amendment”) to the Annual Report on Form 20-F of Versus Systems Inc. (the “Company,” “we,” “us,” or “our”) filed with the Securities and Exchange Commission on April 1, 2022 (“Form 20-F”) is being filed to address several comments from the Staff of the Securities and Exchange Commission (the “SEC”) relating to our discussion and analysis of our audited financial statements for the year ended December 31, 2021. Accordingly, pursuant to Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), we are restating in their entirety the following sections of our Form 20-F: (i) Part I - Item 5 (Operating and Financial Review and Prospects); and (ii) Part III - Item 19 (Exhibits).This Amendment does not reflect subsequent events occurring after the original filing date of the Form 20-F or modify or update in any way the financial statements, consents or any other items disclosures made in the Form 20-F in any way other than as required to reflect the amendments discussed above. Accordingly, this Amendment should be read in conjunction with the Form 20-F and our other filings with the SEC subsequent to the filing of the Form 20-F.Pursuant to Rule 12b-15 under the Exchange Act, this Amendment also contains new certifications under the Sarbanes-Oxley Act of 2002, which are attached hereto.
Entity Central Index Key	0001701963
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39885
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1558 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6G 3J4
Entity Address, Country	CA
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ramirez Jimenez International CPAs
Auditor Location	Irvine, CA
Auditor Firm ID	820
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	6701 Center Drive West
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90045
Contact Personnel Name	Matthew Pierce
Entity Address, Address Line Two	Suite 480
Contact Personnel Email Address	pierce@versussystems.com
City Area Code	(310)
Local Phone Number	242-0228